IVY FUNDS

Nomura Asset Strategy Fund (“Asset Strategy Fund”)
Nomura Balanced Fund (“Balanced Fund”)
Nomura Global Bond Fund (“Global Bond Fund”)

DELAWARE GROUP INCOME FUNDS

Nomura Corporate Bond Fund (“Corporate Bond Fund”)
Nomura Extended Duration Bond Fund (“Extended Duration Bond Fund”)

DELAWARE GROUP ADVISER FUNDS

Nomura Diversified Income Fund (“Diversified Income Fund”)

DELAWARE POOLED TRUST

Nomura Global Listed Real Assets Fund (“Real Assets Fund”)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

Nomura Limited-Term Diversified Income Fund (“Limited-Term Diversified Income Fund”)

DELAWARE GROUP GOVERNMENT FUND

Nomura Strategic Income Fund (“Strategic Income Fund”)

DELAWARE GROUP EQUITY FUNDS V

Nomura Wealth Builder Fund (“Wealth Builder Fund”)

(each a “Fund” and collectively the “Funds”)

Supplement to each Fund’s current Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”), as may be amended

Sub-Advisor Appointment for Each Fund

On or about June 15, 2026 (“Effective Date”), Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “Sub-Advisor”), located at 309 West 49th Street, New York, NY 10019, will become a sub-advisor to each Fund and the changes described below will become effective. On the Effective Date, NCRAM is added as a Sub-Advisor to all applicable sections of each Fund’s Summary Prospectus, Statutory Prospectus, and SAI.

Additional Fund Changes (Effective on or about June 15, 2026)

With respect to each Fund:

Under the “Fund Summary – What are the Fund’s principal investment strategies?” section of the Fund’s Prospectus, the following information is added.

The Manager has appointed Nomura Corporate Research and Asset Management Inc. (“NCRAM”) to serve as a sub-advisor for the Fund.  NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities.  The Manager may change this allocation at any time.  NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy.

With respect to each Fund (other than the Strategic Income Fund):

Under the “Fund Summary – Who manages the Fund?” section of the Prospectus, the following information is added:

Sub-advisor
Nomura Corporate Research and Asset Management Inc.

With respect to the Strategic Income Fund:

Under the “Fund Summary – Who manages the Fund?” section of the Prospectus, the following information is added:

Sub-advisor
Nomura Corporate Research and Asset Management Inc.

Portfolio Managers	Title with Nomura Corporate Research and Asset Management Inc.	Start date on the Fund
David Crall, CFA	President, Chief Executive Officer, Chief Investment Officer, and Managing Director	June 2026
Stephen Kotsen, CFA	Managing Director, Portfolio Manager	June 2026
Amy Yu Chang, CFA	Managing Director, Portfolio Manager	June 2026
Christopher Parham, CFA	Executive Director, Assistant Portfolio Manager	June 2026

With respect to each Fund:

Under the “How we manage the Funds – Our principal investment strategies” section of the Fund’s Prospectus, the following information is added:

The Manager has appointed Nomura Corporate Research and Asset Management Inc. (“NCRAM”) to serve as a sub-advisor for the Fund.  NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities.  The Manager may change this allocation at any time.  NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy.

In selecting high-yield, fixed income securities, NCRAM uses a “Strong Horse” investment philosophy where the goal is to find companies that can carry their debt loads through the economic cycle, generating strong, sustainable cash flows that enables them to de-lever their balance sheets and improve their ratings.  NCRAM follows an investment decision making process that follows three basic steps:  (1) idea generation where NCRAM seeks to identify trends in the market or situations where bond prices differ from fundamental risks; (2) credit research where NCRAM analyzes business risk, financial risk, bond deal structure, and sustainability risk; and (3) portfolio construction, where NCRAM considers the top-down attributes of the portfolios, especially the ratings, industry and duration posture, while choosing investments driven by bottom-up fundamental research.

The following information is added to the end of the list of sub-advisors under the “Who manages the Funds” section of the Fund’s Prospectus:

With respect to the Asset Strategy Fund, Balanced Fund and Global Bond Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Asset Strategy Fund, Nomura Balanced Fund and Nomura Global Bond Fund.

With respect to the Corporate Bond Fund and the Extended Duration Bond Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Corporate Bond Fund and the Nomura Extended Duration Bond Fund.

With respect to the Diversified Income Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Diversified Income Fund.

With respect to the Real Assets Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Global Listed Real Assets Fund.

With respect to the Limited-Term Diversified Income Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Limited-Term Diversified Income Fund.

With respect to the Strategic Income Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Strategic Income Fund.

With respect to the Wealth Builder Fund:

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Nomura Wealth Builder Fund.

With respect to the Strategic Income Fund:

Under the “Who manages the Funds—Portfolio managers” section of the Fund’s Prospectus, the current information regarding who is primarily responsible for the day-to-day management of the Fund is supplemented with the following and the additional information regarding the NCRAM portfolio managers is added to the portfolio manager bio section:

In addition, David Crall, Stephen Kotsen, Amy Yu Chang, and Christopher Parham are responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities.
David Crall, CFA, is the President, Chief Executive Officer (CEO), Chief Investment Officer (CIO), and a Managing Director with NCRAM. He is also a member of NCRAM’s Board of Directors. Mr. Crall became President and CEO of NCRAM in June 2019, and in this capacity he is responsible for the firm’s overall management and business strategy. In addition, as CIO since January 2010, he leads the investment activities and investment team of NCRAM. He is the Chair of NCRAM’s Management Oversight, Investment, New Product, Risk Monitoring, and ESG Committees. Previously, he was a portfolio manager and co-head of the high yield bond team at NCRAM, encompassing primarily high yield bonds but also public-side management of loans and distressed investments, since 2000. Prior to that, he was a portfolio manager of various high yield accounts at NCRAM since 1997, and an analyst in the high yield group at NCRAM for various industries since 1992. Mr. Crall received his B.A. in English from Yale University in 1992. He is a CFA® charterholder, a member of the CFA institute, and a member of the New York Society of Security Analysts.
Stephen Kotsen, CFA, is a Managing Director and Portfolio Manager with NCRAM. He has been the lead portfolio manager for NCRAM’s flagship High Yield Total Return Strategy since 2000, including numerous separate accounts, mutual funds, UCITS funds, and other commingled vehicles. He joined NCRAM in 1998 and initially worked as a high yield credit analyst covering various sectors. Previously, he was a portfolio manager at Lazard Frères Asset Management, managing fixed income portfolios exceeding $2bn, and prior to that role, he served as a credit analyst at Lazard. Mr. Kotsen received his M.B.A. in Finance from Columbia Business School in 1995, and his B.A. in International Relations from Princeton University in 1991. Mr. Kotsen is a CFA® charterholder, a member of the CFA Institute, and a member of the New York Society of Security Analysts.
Amy Yu Chang, CFA, is a Managing Director and Portfolio Manager with NCRAM. She manages NCRAM's higher credit quality accounts, including the BB-B High Yield Strategy, and also assists in managing accounts in the full spectrum High Yield Total Return Strategy. She has been a high yield bond Portfolio Manager since 2007. Prior to that, she was an Assistant Portfolio Manager of various long-only high yield accounts at NCRAM since 2004, and an analyst in the high yield group at NCRAM for various industries including Retail, Apparel, Food, Restaurants, Technology, and Business Services since 1999. Ms. Yu Chang received her B.S. in Biology from Yale University in 1999. She is a CFA® charterholder, a member of the CFA Institute, and a member of the New York Society of Security Analysts.
Christopher Parham, CFA, is an Executive Director and Assistant Portfolio Manager with NCRAM. He became an Assistant Portfolio Manager of NCRAM’s high yield strategies in January of 2018, and has formally served as Assistant Portfolio Manager for a subset of NCRAM’s US high yield funds since June of 2025. Mr. Parham joined NCRAM in August 2007 as a Credit Analyst and currently covers the Banking & Financials industries, in addition to his assistant portfolio manager responsibilities. His previous coverage includes the Printing & Publishing and Broadcasting industries. Mr. Parham graduated cum laude from Harvard University with a B.A. in Government and a minor in Economics. He is a CFA® charterholder, a member of the CFA Institute, and a member of the New York Society of Security Analysts.

Statement of Additional Information

With respect to each Fund:

In the Statement of Additional Information under the “Investment Manager and Other Service Providers” section, the following sub-advisor disclosure is added to the section:

Nomura Corporate Research and Asset Management Inc.

NCRAM, an SEC-registered investment adviser located at 309 West 49th Street, New York, NY, 10019, serves as a sub-advisor for the Funds noted above.

With respect to the Strategic Income Fund:

In the Statement of Additional Information under the “Portfolio Managers – Other Accounts Managed” section, the following information is added:

Other Accounts Managed

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
David Crall
Registered Investment Companies	3	$2.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Stephen Kotsen
Registered Investment Companies	4	$2.1 billion	0	$0
Other Pooled Investment Vehicles	14	$7.7 billion	0	$0
Other Accounts	31	$22.1 billion	4	$2.0 billion
Amy Yu Chang
Registered Investment Companies	2	$1.9 billion	0	$0
Other Pooled Investment Vehicles	2	$1.8 billion	0	$0
Other Accounts	9	$2.4 billion	1	$545.5 million
Christopher Parham
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	6	$1 billion	0	$0
Other Accounts	0	$0	0	$0
 As of March 31, 2026

With respect to Corporate Bond Fund, Extended Duration Bond Fund, Diversified Income Fund, Real Assets Fund, Limited-Term Diversified Income Fund, Strategic Income Fund and Wealth Builder Fund:

In the Statement of Additional Information under the “Portfolio Managers – Description of Material Conflicts of Interest” section, the following information is added with respect to NCRAM:

Description of Material Conflicts of Interest – NCRAM

Actual or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include but are not limited to: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, (iii) execution of portfolio transactions, (iv) personal interests and related party interests, (v) compensation conflicts such as where NCRAM has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts, and (vi) other investment and operational conflicts of interest. NCRAM’s compliance policies and procedures, including the Code of Ethics, are designed to address these conflicts and to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client and that client accounts are treated equitably over time. However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.

In the Statement of Additional Information under the “Portfolio Managers – Compensation Structure” section, the following information is added with respect to NCRAM:

Compensation Structure - NCRAM

Compensation within NCRAM consists of a fixed amount which includes base salary and benefits together with a variable performance-related amount. The CEO will determine the bonus for investment professionals, consulting with the PMs with regard to the analysts. The variable performance-related remuneration is based upon an individual's performance as compared to agreed objectives which may include financial and non-financial performance measures, risk management, and other relevant factors. Determination of variable performance-related compensation is sufficiently flexible to reward short- and long-term individual performance.

When an employee's total compensation (fixed plus variable remuneration) exceeds certain limits, the employee must participate in the Nomura Holdings, Inc. remuneration deferral scheme which links the employee's deferred compensation award to the performance of NHI shares. Also, in the case of certain portfolio managers, a portion of their deferred compensation may be linked to the performance of certain strategies managed by NCRAM, and we believe this further ties portfolio managers to the long-term performance of NCRAM’s clients. Therefore, total compensation may consist of three elements: base salary, cash bonus and deferred bonus (via deferral vehicles, typically vesting over three years and linked to various instruments as described above).

With respect to each Fund:

In the Statement of Additional Information under the “Portfolio Managers – Ownership of Fund Shares” section, the following information is added with respect to NCRAM:

Ownership of Fund Shares - NCRAM

As of March 31, 2026, the NCRAM portfolio managers did not beneficially own any shares of the Fund.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated May 20, 2026.